GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	$ 1,330
Impairment loss recognised in profit or loss, goodwill	(154)
Goodwill, ending balance	1,176
Barrick Nevada
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	514
Impairment loss recognised in profit or loss, goodwill	0
Goodwill, ending balance	514
Veladero
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	154
Impairment loss recognised in profit or loss, goodwill	(154)
Goodwill, ending balance	0
Turquoise Ridge
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	528
Impairment loss recognised in profit or loss, goodwill	0
Goodwill, ending balance	528
Hemlo
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	63
Impairment loss recognised in profit or loss, goodwill	0
Goodwill, ending balance	63
Kalgoorlie
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	71
Impairment loss recognised in profit or loss, goodwill	0
Goodwill, ending balance	$ 71